Severance Indemnities and Pension Plans (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Eligible age for lifetime annuity payments		65 years
Special lump-sum early termination benefits charged to operations for the fiscal year	¥ 16,235,000,000	¥ 16,716,000,000	¥ 13,883,000,000
Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Number of major fund types	4
Domestic, Japan | Pension benefits and SIPs | Other debt securities and Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 625,000,000	¥ 600,000,000
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.02%	0.02%
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of common stock issued by the MUFG Group included in plan assets	¥ 4,606,000,000	¥ 6,116,000,000
Percentage of fair value of common stock issued by the MUFG Group to total fair value of plan assets	0.13%	0.18%